Label	Element	Value
TSW CORE PLUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the TSW Core Plus Bond Fund (the “Fund”) is to seek strong, risk-adjusted total return over a market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of investment grade fixed income securities and high yield fixed income securities (also known as “junk bonds”). In maintaining the “core” portion of its portfolio, the Fund will ordinarily invest at least 65% of its net assets in bonds, notes, and other debt instruments, primarily corporate bonds, U.S. treasury obligations, including Treasury Inflation Protected Securities (“TIPS”), and other U.S. Government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities that are rated “investment grade” by at least one nationally recognized statistical rating organization or determined to be of a similar quality by Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”). The Fund may invest in fixed and floating rate loans of any kind (including, among others, bank loans, assignments, participations, delayed funding loans and revolving credit facilities). Under normal circumstances, the Fund will support the “plus” component of its portfolio by investing up to 20% of its net assets in fixed-income securities that are below “investment grade” (otherwise known as junk bonds). The Fund expects to invest primarily in securities denominated in U.S. dollars and may invest in companies of any size, including small- and mid‑capitalization companies.
In structuring the Fund, the portfolio manager seeks to achieve strong risk-adjusted return (i.e., seeking to earn an appropriate level of yield in relation to the level of risk taken) over a full market cycle (approximately three years). To achieve this, he begins by establishing broad parameters for positioning the overall portfolio based on an assessment of macro-economic variables, which might typically include: (i) current economic conditions and trends; (ii) the Federal Reserve Board’s management of monetary policy; (iii) inflation expectations; (iv) government and private credit demands; and (v) global market conditions. In constructing the portfolio, he will also consider factors such as duration (a measure used to determine the sensitivity of a bond’s price to changes in interest rates), yield curve (a visual representation of interest rates on bonds at different maturities) and sector weightings. In addition to this, the portfolio manager will formulate an outlook for the direction of interest rates and adjust the average maturity and/or duration of the Fund accordingly. In selecting individual securities within the framework of this top‑down portfolio positioning, the portfolio manager will normally seek to maintain an average portfolio duration within 20% above or below that of its benchmark, the Bloomberg U.S. Aggregate Bond Index (i.e., between approximately 5 years and 7.5 years, based on the index’s effective duration of 6.24 years as of December 29, 2023).
In addition to an interest rate outlook, the portfolio manager will typically shift emphasis among sectors, credit qualities and coupons based on an analysis of relative value and interest rate spreads. Within this analysis, the portfolio manager will seek to ensure that an investment’s liquidity is commensurate with its anticipated yield, with a particular focus on investments that have an anticipated yield higher than that of similar securities of comparable liquidity.
The Fund invests in a variety of types of fixed income securities, though the majority of holdings ordinarily consist of corporate debt. In addition to the securities listed above, the Fund’s range of debt instruments includes municipal debt and other instruments that have debt-like characteristics as well as convertible bonds (including contingent convertible bonds also known as “CoCos”). A contingent convertible bond is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre‑specified trigger event occurs (the “Trigger Event”), such as a decline in the issuer’s capital below a specified threshold or increase in the issuer’s risk-weighted assets. Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. The Fund expects to invest in preferred stock, which it considers similar to debt instruments (including for purposes of the 80% test above).
The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act. Accordingly, the Fund may invest in securities that are only offered and sold to “qualified institutional buyers”, pursuant to Rule 144A under the Securities Act, as such securities are prevalent in the high yield bond market. The Fund may also gain some of its exposure to debt through other debt instruments, e.g., through exchange-traded funds (“ETFs”).
The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to‑be‑announced (“TBA”) market and those in a dollar roll transaction.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
TSW CORE PLUS BOND FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
TSW CORE PLUS BOND FUND | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
TSW CORE PLUS BOND FUND | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

TSW CORE PLUS BOND FUND | Fixed Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

TSW CORE PLUS BOND FUND | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.

TSW CORE PLUS BOND FUND | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk. Thompson, Siegel & Walmsley LLC’s (“TSW’s”) dependence on a quantitative strategy or judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

TSW CORE PLUS BOND FUND | Focused Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.

TSW CORE PLUS BOND FUND | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

TSW CORE PLUS BOND FUND | Loan Related Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet the Fund’s redemption obligations until a substantial period after the sale of the loans.

TSW CORE PLUS BOND FUND | Mortgage backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage-backed Securities Risk. In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

TSW CORE PLUS BOND FUND | High Yield Junk Bond Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. The Fund typically treats unrated bonds as presenting comparable risks as those rated below investment grade (and TSW typically treats them as such for purposes of investment restrictions).

TSW CORE PLUS BOND FUND | Preferred Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

TSW CORE PLUS BOND FUND | Limited History of Operations [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Limited History of Operations. The Fund is a newly organized, diversified, open‑end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

TSW CORE PLUS BOND FUND | ETF Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

TSW CORE PLUS BOND FUND | Rule 144A and Other Exempted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

TSW CORE PLUS BOND FUND | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause the Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

TSW CORE PLUS BOND FUND | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if TSW determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within TSW’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

TSW CORE PLUS BOND FUND | When Issued Delayed Delivery TBA and Forward Commitment Transaction Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk. When-issued, delayed delivery, TBA and forward commitment transactions involve the risk that the security a Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser.

TSW CORE PLUS BOND FUND | Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

TSW CORE PLUS BOND FUND | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

TSW CORE PLUS BOND FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	$ 232
TSW CORE PLUS BOND FUND | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	$ 263
TSW CORE PLUS BOND FUND | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	$ 311
TSW CORE PLUS BOND FUND | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	$ 232

[1]	Other Expenses are estimated for the current fiscal year.
[2]
The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until February 1, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.